UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22754

Morgan Creek Series Trust
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517
(Address of principal executive offices) (Zip Code)

Corporation Service Company 2711 Centerville Road Suite 400 Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN CREEK TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (UNAUDITED)

	Shares	Value ($)

Long Positions 106.1%

Common Stocks 33.9%

Consumer Discretionary 7.3%

Diversified Consumer Services 0.6%
TAL Education Group (ADR)* (a)	1,198	84,040

Hotels, Restaurants & Leisure 1.3%
Chipotle Mexican Grill, Inc.*	222	83,765
Hilton Worldwide Holdings, Inc.(a)	3,756	102,163
		185,928
Household Durables 0.6%
Sony Corp. (ADR)(a)	3,128	87,678

Internet & Catalog Retail 3.3%
Amazon.com, Inc.* (a)	120	89,984
JD.com, Inc. (ADR)*	3,717	94,560
Netflix, Inc.*	795	98,421
The Priceline Group, Inc.* (a)	60	87,964
Vipshop Holdings Ltd. (ADR)* (a)	8,010	88,190
		459,119
Media 1.5%
Altice NV Class A*	5,495	108,919
Charter Communications, Inc. Class A* (a)	346	99,620
		208,539
Energy 9.4%

Energy Equipment & Services 1.9%
Halliburton Co.(a)	885	47,870
Schlumberger Ltd.(a)	636	53,392
U.S. Silica Holdings, Inc.(a)	2,875	162,955
		264,217

Oil, Gas & Consumable Fuels 7.5%
Continental Resources, Inc.* (a)	3,993	205,799
Diamondback Energy, Inc.* (a)	2,140	216,268
Energy Transfer Equity LP(a)	2,842	54,879
Energy Transfer Partners LP	1,300	46,553
RSP Permian, Inc.* (a)	5,062	225,867
Seven Generations Energy Ltd. Class A*	9,132	212,954
Tesoro Corp.(a)	1,089	95,233
		1,057,553

Financials 1.4%

Banks 1.4%
Banco Macro SA (ADR)	1,457	93,758
Grupo Financiero Galicia SA (ADR)	3,647	98,177
		191,935

Health Care 4.6%

Biotechnology 2.8%
Heron Therapeutics, Inc.*	9,218	120,756
Progenics Pharmaceuticals, Inc.*	16,750	144,720
Retrophin, Inc.*	6,647	125,828
		391,304

Pharmaceuticals 1.8%
Flamel Technologies SA (ADR)*	13,420	139,434
Horizon Pharma PLC* (a)	6,634	107,338
		246,772

Industrials 7.4%

Aerospace & Defense 4.3%
General Dynamics Corp.(a)	826	142,617
Lockheed Martin Corp.(a)	533	133,218
Northrop Grumman Corp.(a)	578	134,431
Rolls-Royce Holdings PLC*	11,400	93,850
Spirit AeroSystems Holdings, Inc. Class A(a)	1,571	91,668
		595,784

Airlines 3.1%

American Airlines Group, Inc.(a)	3,054	142,591
Southwest Airlines Co.(a)	2,976	148,324
United Continental Holdings, Inc.* (a)	2,049	149,331
		440,246

Information Technology 2.6%

Internet Software & Services 2.6%
Alibaba Group Holding Ltd. (ADR)*	994	87,283
Alphabet, Inc. Class A*	118	93,509
Facebook, Inc. Class A* (a)	774	89,049
Tencent Holdings Ltd.	3,627	88,728
		358,569

Utilities 1.2%

Electric Utilities 1.2%
Pampa Energia SA (ADR)* (a)	4,692	163,329
Total Common Stocks (Cost $3,989,939)		4,735,013

Exchange-Traded Funds 53.4%

Alerian MLP Fund(a)	11,685	147,231
Financial Select Sector SPDR Fund	12,820	298,065
iShares 20+ Year Treasury Bond Fund	3,486	415,287
iShares Core U.S. Aggregate Bond Fund(a)	19,495	2,106,630
iShares FTSE A50 China Index Fund	140,900	191,513
iShares JPMorgan USD Emerging Markets Bond Fund	3,215	354,357
iShares MSCI Europe Financials Fund	12,450	236,052
iShares MSCI France Fund	12,447	307,067
iShares MSCI Germany Fund	17,102	452,861
iShares MSCI Japan Fund	19,776	966,255
iShares MSCI Switzerland Capped Fund	7,550	222,423
iShares MSCI United Kingdom Fund	11,929	366,101
SPDR Gold Shares Fund* (a)	3,960	434,056
VanEck Vectors Russia Fund	7,328	155,500
WisdomTree India Earnings Fund(a)	10,593	213,979
WisdomTree Japan Hedged Equity Fund	7,430	368,082
WisdomTree Japan Hedged Financials Fund	9,320	223,587
Total Exchange-Traded Funds (Cost $7,323,800)		7,459,046

Short-Term Investments 18.8%
State Street Institutional U.S. Government Money Market Fund, 0.015%** (Cost $2,624,193)	2,624,193	2,624,193

MORGAN CREEK TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2016 (UNAUDITED)

	% of Net Assets	Value ($)

Total Long Positions (Cost $13,937,932) †	106.1	14,818,252
Other Assets and Liabilities, Net	6.9	967,453
Securities Sold Short	(13.0)	(1,819,734)
Net Assets	100.0	13,965,971

†
The cost for federal income tax purposes was $13,997,003. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $821,249. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,127,310 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $306,061.

	Shares	Value ($)

Securities Sold Short 13.0%

Common Stocks 2.1%
Energy 2.1%

Oil, Gas & Consumable Fuels 2.1%
Exxon Mobil Corp.	3,252	293,525

Financials 0.0%

Banks 0.0%
HSBC Holdings PLC (ADR)	50	2,009
Total Common Stocks (Proceeds $286,013)		295,534

Exchange-Traded Funds 10.9%
SPDR S&P 500 Trust	3,275	732,061
United States Oil Fund LP	46,190	541,347
VanEck Vectors Oil Services Fund	7,520	250,792
Total Exchange-Traded Funds (Proceeds $1,457,598)		1,524,200
Total Securities Sold Short (Proceeds $1,743,611)		1,819,734

*	Non-income producing security.
**	Current yield; not a coupon rate.
(a)	All or a portion of these securities are pledged as collateral for short sales.

ADR American Depository Receipt
FTSE Financial Times Stock Exchange
MSCI Morgan Stanley Capital Institutional
S&P: Standard & Poor’s
SPDR Standard & Poor's Depository Receipt

MORGAN CREEK TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Security Valuation

Investments normally are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the exchange is open for trading.

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2, and 3). Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued based on market quotations, official closing prices or information furnished by a pricing source. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are categorized as Level 1 securities.

Exchange-Traded Funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below).

The three levels are defined as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 – Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

MORGAN CREEK TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the investments.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks, at fair value (a)	$4,735,013	$—	$—	$4,735,013
Exchange-Traded Funds, at fair value	7,459,046	—	—	7,459,046
Short-Term Investments, at fair value	2,624,193	—	—	2,624,193
Total Investments	$14,818,252	$—	$—	$14,818,252

Liabilities	Level 1	Level 2	Level 3	Total

Common Stocks Sold Short, at fair value (a)	$(295,534)	$—	$—	$(295,534)
Exchange-Traded Funds Sold Short, at fair value	(1,524,200)	—	—	(1,524,200)
Total Securities Sold Short	$(1,819,734)	$—	$—	$(1,819,734)

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.

(a)	See Schedule of Investments for additional detailed categorizations.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. The market values of foreign securities, currency holdings and related assets and liabilities are translated into U.S. Dollars at the close of regular trading on the NYSE. Income and expenses denominated in foreign currencies are translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Although the Fund’s investments are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

Short Sales

The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or for investment purposes, which may result in realized appreciation or depreciation subject to the increase or decline in value of securities not owned by the Fund. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. However, the Fund may make short sales “against the box” without being subject to this limitation. In this type of short sale, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short (exclusive of short sale proceeds held with the broker-dealer). For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Deposits at broker for securities sold short primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2016, which serves as collateral for securities sold, not yet purchased. Securities segregated as collateral are identified in the Schedule of Investments. The amount of the liability is marked-to-market to reflect the current value of the short position. The Fund may receive or pay the net of the broker’s fee on the borrowed securities and any income earned on the cash collateral deposited with the broker. The net amounts of income or fees are included as interest income, or dividend or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Series Trust

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	February 23, 2017

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 23, 2017